                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-1365

                              SCUDDER GROWTH TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        9/30

Date of reporting period:       3/31/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Strategic Growth Fund

Semiannual Report to Shareholders

March 31, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund is subject to stock market risk, meaning stocks in the fund may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary March 31, 2004

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 3/31/04
Scudder Strategic Growth Fund	6-Month++	1-Year	Life of Fund*
Class A	10.02%	23.55%	23.50%
Class B	9.69%	22.85%	22.80%
Class C	9.69%	22.85%	22.80%
Institutional Class	10.14%	23.91%	23.85%
S&P 500 Index+	14.08%	35.12%	35.12%
Russell 1000 Growth Index++	11.28%	32.18%	32.18%

Source: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on March 31, 2003. Index returns begin March 31, 2003.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 3/31/04	$ 12.21	$ 12.18	$ 12.18	$ 12.24
9/30/03	$ 11.23	$ 11.20	$ 11.20	$ 11.25
Distribution Information: Six Months: Income Dividends as of 3/31/04	$ .06	$ .02	$ .02	$ .07
Capital Gains Distributions as of 3/31/04	$ .07	$ .07	$ .07	$ .07

Class A Lipper Rankings - Large-Cap Growth Funds Category as of 3/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	517	of	607	86

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Strategic Growth Fund - Class A [] S&P 500 Index+ [] Russell 1000 Growth Index++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

* The Fund commenced operations on March 31, 2003. Index returns begin March 31, 2003.

Comparative Results (Adjusted for Maximum Sales Charge) as of 3/31/04
Scudder Strategic Growth Fund		1-Year	Life of Fund*
Class A	Growth of $10,000	$11,645	$11,645
	Average annual total return	16.45%	16.41%
Class B	Growth of $10,000	$11,985	$11,985
	Average annual total return	19.85%	19.80%
Class C	Growth of $10,000	$12,285	$12,285
	Average annual total return	22.85%	22.80%
S&P 500 Index+	Growth of $10,000	$13,512	$13,512
	Average annual total return	35.12%	35.12%
Russell 1000 Growth Index++	Growth of $10,000	$13,218	$13,218
	Average annual total return	32.18%	32.18%

Scudder Strategic Growth Fund		1-Year	Life of Fund*
Institutional Class	Growth of $250,000	$309,775	$309,775
	Average annual total return	23.91%	23.85%
S&P 500 Index+	Growth of $250,000	$337,800	$337,800
	Average annual total return	35.12%	35.12%
Russell 1000 Growth Index++	Growth of $250,000	$330,450	$330,450
	Average annual total return	32.18%	32.18%

The growth of $10,000 and $250,000 are cumulative.

The minimum investment for Institutional Class shares is $250,000.

* The Fund commenced operations on March 31, 2003. Index returns begin March 31, 2003.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index that have greater-than-average growth orientation.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Summary March 31, 2004

Asset Allocation	3/31/04	9/30/03

Common Stocks	95%	97%
Cash Equivalents	5%	3%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	3/31/04	9/30/03

Information Technology	26%	24%
Health Care	20%	20%
Consumer Discretionary	15%	15%
Consumer Staples	12%	11%
Financials	12%	12%
Industrials	7%	9%
Energy	7%	7%
Materials	1%	1%
Telecommunication Services	-	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at March 31, 2004 (27.3% of Portfolio)
1. Microsoft Corp. Developer of computer software	3.3%
2. Intel Corp. Designer, manufacturer and seller of computer components and related products	3.3%
3. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self- medications	3.2%
4. Wal-Mart Stores, Inc. Operator of discount stores	2.9%
5. Cisco Systems, Inc. Developer of computer network products	2.7%
6. General Electric Co. Industrial conglomerate	2.7%
7. Johnson & Johnson Provider of health care products	2.6%
8. PepsiCo, Inc. Provider of soft drinks, snack foods and food services	2.4%
9. Citigroup, Inc. Provider of diversified financial services	2.1%
10. International Business Machines Corp. Manufacturer of computers and provider of information processing services	2.1%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 9. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Investment Portfolio as of March 31, 2004 (Unaudited)

	Shares	Value ($)

Common Stocks 95.2%
Consumer Discretionary 14.2%
Automobiles 1.4%
Harley-Davidson, Inc.	2,500	133,350
Hotels Restaurants & Leisure 3.4%
Brinker International, Inc.*	1,700	64,481
International Game Technology	4,000	179,840
YUM! Brands Inc.*	2,200	83,578
		327,899
Media 4.2%
Comcast Corp. "A"*	3,300	92,004
McGraw-Hill, Inc.	1,300	98,982
Omnicom Group, Inc.	1,600	128,400
Viacom, Inc. "B"	2,300	90,183
		409,569
Multiline Retail 2.5%
Kohl's Corp.*	1,100	53,163
Target Corp.	4,200	189,168
		242,331
Specialty Retail 2.7%
Bed Bath & Beyond, Inc.*	2,300	96,048
Lowe's Companies, Inc.	1,700	95,421
Staples, Inc.*	2,700	68,553
		260,022
Consumer Staples 11.4%
Beverages 2.4%
PepsiCo, Inc.	4,200	226,170
Food & Drug Retailing 4.1%
Wal-Mart Stores, Inc.	4,700	280,543
Walgreen Co.	3,500	115,325
		395,868
Food Products 1.2%
General Mills, Inc.	1,300	60,684
Hershey Foods Corp.	700	57,995
		118,679
Household Products 3.7%
Colgate-Palmolive Co.	3,100	170,810
Procter & Gamble Co.	1,800	188,784
		359,594
Energy 6.4%
Energy Equipment & Services 3.8%
Baker Hughes, Inc.	2,400	87,552
Nabors Industries Ltd.*	3,500	160,125
Schlumberger Ltd.	1,900	121,315
		368,992
Oil & Gas 2.6%
ConocoPhillips	1,700	118,677
EOG Resources, Inc.	2,900	133,081
		251,758
Financials 11.2%
Banks 1.3%
Bank of America Corp.	1,500	121,470
Capital Markets 2.3%
Goldman Sachs Group, Inc.	500	52,175
Lehman Brothers Holdings, Inc.	700	58,009
Morgan Stanley	2,000	114,600
		224,784
Consumer Finance 2.1%
American Express Co.	3,800	197,030
Diversified Financial Services 3.5%
Citigroup, Inc.	4,000	206,800
Fannie Mae	1,800	133,830
		340,630
Insurance 2.0%
AFLAC, Inc.	1,200	48,168
American International Group, Inc.	2,000	142,700
		190,868
Health Care 19.4%
Biotechnology 3.7%
Amgen, Inc.*	2,800	162,876
Genentech, Inc.*	1,200	126,984
Gilead Sciences, Inc.*	1,200	66,924
		356,784
Health Care Equipment & Supplies 4.0%
Boston Scientific Corp.*	2,300	97,474
C.R. Bard, Inc.	500	48,820
Medtronic, Inc.	2,500	119,375
Stryker Corp.	600	53,118
Zimmer Holdings, Inc.*	900	66,402
		385,189
Health Care Providers & Services 1.9%
UnitedHealth Group, Inc.	2,800	180,432
Pharmaceuticals 9.8%
Abbott Laboratories	3,600	147,960
Eli Lilly & Co.	2,400	160,560
Johnson & Johnson	5,000	253,600
Merck & Co., Inc.	1,700	75,123
Pfizer, Inc.	8,900	311,945
		949,188
Industrials 6.5%
Aerospace & Defense 1.7%
United Technologies Corp.	1,900	163,970
Air Freight & Logistics 1.0%
FedEx Corp.	1,300	97,708
Industrial Conglomerates 3.8%
3M Co.	1,200	98,244
General Electric Co.	8,600	262,472
		360,716
Information Technology 25.3%
Communications Equipment 2.7%
Cisco Systems, Inc.*	11,200	263,424
Computers & Peripherals 4.4%
Dell, Inc.*	1,800	60,516
EMC Corp.*	12,300	167,403
International Business Machines Corp.	2,200	202,048
		429,967
IT Consulting & Services 1.9%
Fiserv, Inc.*	2,300	82,271
Paychex, Inc.	2,800	99,680
		181,951
Semiconductors & Semiconductor Equipment 8.5%
Analog Devices, Inc.	2,300	110,423
Applied Materials, Inc.*	9,400	200,972
Intel Corp.	11,700	318,240
Texas Instruments, Inc.	6,400	187,008
		816,643
Software 7.8%
Adobe Systems, Inc.	500	19,715
BEA Systems, Inc.*	1,400	17,864
Electronic Arts, Inc.*	2,700	145,692
Intuit, Inc.*	1,000	44,880
Microsoft Corp.	12,900	322,113
Oracle Corp.*	5,900	70,859
Symantec Corp.*	1,600	74,080
VERITAS Software Corp.*	2,100	56,511
		751,714
Materials 0.8%
Chemicals
Ecolab, Inc.	2,700	77,031
Total Common Stocks (Cost $7,786,435)		9,183,731

Cash Equivalents 4.8%
Scudder Cash Management QP Trust, 1.1% (b)
(Cost $459,479)	459,479	459,479
Total Investment Portfolio - 100.0% (Cost $8,245,914) (a)		9,643,210

* Non-income producing security.
(a) The cost for federal income tax purposes was $8,248,414. At March 31, 2004, net unrealized appreciation for all securities based on tax cost was $1,394,796. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,452,866 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $58,070.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $7,786,435)	$ 9,183,731
Investment in Scudder Cash Management QP Trust, at value (cost $459,479)	459,479
Total investments in securities, at value (cost $8,245,914)	9,643,210
Cash	6,454
Dividends receivable	4,997
Interest receivable	138
Receivable for Fund shares sold	2,293
Due from Advisor	20,812
Other assets	1,950
Total assets	9,679,854
Liabilities
Payable for Fund shares redeemed	13,683
Other accrued expenses and payables	8,639
Total liabilities	22,322
Net assets, at value	$ 9,657,532
Net Assets
Net assets consist of: Accumulated net investment loss	(24,297)
Net unrealized appreciation (depreciation) on investments	1,397,296
Accumulated net realized gain (loss)	53,720
Paid-in capital	8,230,813
Net assets, at value	$ 9,657,532

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($4,244,960 / 347,576 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$ 12.21
Maximum offering price per share (100 / 94.25 of $12.21)	$ 12.95
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,930,778 / 158,505 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)
$ 12.18
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,036,376 / 167,194 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)
$ 12.18
Institutional Class Net Asset Value, offering and redemption price per share ($1,445,418 / 118,122 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$ 12.24

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 50,245
Interest - Scudder Cash Management QP Trust	1,299
Total Income	51,544
Expenses: Management fee	36,580
Services to shareholders	5,066
Custodian and accounting fees	21,977
Distribution and shareholder servicing fees	24,360
Auditing	3,747
Legal	1,865
Reports to shareholders	6,053
Registration fees	25,814
Offering costs	35,357
Total expenses, before expense reductions	160,819
Expense reductions	(86,610)
Total expenses, after expense reductions	74,209
Net investment income (loss)	(22,665)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	57,348
Net unrealized appreciation (depreciation) during the period on investments	833,051
Net gain (loss) on investment transactions	890,399
Net increase (decrease) in net assets resulting from operations	$ 867,734

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	For the Six Months Ended March 31, 2004 (Unaudited)	For the period March 31, 2003 (commencement of operations) to September 30, 2003
Operations: Net investment income (loss)	$ (22,665)	$ (16,446)
Net realized gain (loss) on investment transactions	57,348	56,037
Net unrealized appreciation (depreciation) on investment transactions during the period	833,051	564,245
Net increase (decrease) in net assets resulting from operations	867,734	603,836
Distributions to shareholders from: Net investment income: Class A	(21,671)	-
Class B	(3,071)	-
Class C	(3,136)	-
Institutional Class	(8,538)	-
Net realized gains: Class A	(27,276)	-
Class B	(11,800)	-
Class C	(12,050)	-
Institutional Class	(8,539)	-
Fund share transactions: Proceeds from shares sold	1,289,797	5,463,925
Reinvestment of distributions	90,342	-
Cost of shares redeemed	(823,000)	(139,021)
Net increase (decrease) in net assets from Fund share transactions	557,139	5,324,904
Increase (decrease) in net assets	1,328,792	5,928,740
Net assets at beginning of period (initial capital)	8,328,740	2,400,000
Net assets at end of period (including accumulated net investment loss and undistributed net investment income of $24,297 and $34,784, respectively)	$ 9,657,532	$ 8,328,740

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.23	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.02)	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.13	1.24
Total from investment operations	1.11	1.23
Less distributions from: Net investment income	(.06)	-
Net realized gain on investment transactions	(.07)	-
Total distributions	(.13)	-
Net asset value, end of period	$ 12.21	$ 11.23
Total Return (%)[d,e]	10.02**	12.30**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4
Ratio of expenses before expense reductions (%)	3.04*	4.58*
Ratio of expenses after expense reductions (%)	1.30*	1.30*
Ratio of net investment income (loss) (%)	(.24)*	(.25)*
Portfolio turnover rate (%)	28*	51*

a For the six months ended March 31, 2004 (Unaudited).
b For the period from March 31, 2003 (commencement of operations) to September 30, 2003.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
e Total return does not reflect the effect of sales charge.
* Annualized
** Not annualized

Class B
	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.20	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.05)	(.05)
Net realized and unrealized gain (loss) on investment transactions	1.12	1.25
Total from investment operations	1.07	1.20
Less distributions from: Net investment income	(.02)	-
Net realized gain on investment transactions	(.07)	-
Total distributions	(.09)	-
Net asset value, end of period	$ 12.18	$ 11.20
Total Return (%)[d,e]	9.69**	12.00**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2
Ratio of expenses before expense reductions (%)	3.78*	5.38*
Ratio of expenses after expense reductions (%)	1.95*	1.95*
Ratio of net investment income (loss) (%)	(.89)*	(.90)*
Portfolio turnover rate (%)	28*	51*

a For the six months ended March 31, 2004 (Unaudited).
b For the period from March 31, 2003 (commencement of operations) to September 30, 2003.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
e Total return does not reflect the effect of sales charge.
* Annualized
** Not annualized

Class C
	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.20	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.05)	(.05)
Net realized and unrealized gain (loss) on investment transactions	1.12	1.25
Total from investment operations	1.07	1.20
Less distributions from: Net investment income	(.02)	-
Net realized gain on investment transactions	(.07)	-
Total distributions	(.09)	-
Net asset value, end of period	$ 12.18	$ 11.20
Total Return (%)[d,e]	9.69**	12.00**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2
Ratio of expenses before expense reductions (%)	3.83*	5.34*
Ratio of expenses after expense reductions (%)	1.95*	1.95*
Ratio of net investment income (loss) (%)	(.89)*	(.90)*
Portfolio turnover rate (%)	28*	51*

a For the six months ended March 31, 2004 (Unaudited).
b For the period from March 31, 2003 (commencement of operations) to September 30, 2003.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
e Total return does not reflect the effect of sales charge.
* Annualized
** Not annualized

Institutional Class
	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.25	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	.01	-***
Net realized and unrealized gain (loss) on investment transactions	1.12	1.25
Total from investment operations	1.13	1.25
Less distributions from: Net investment income	(.07)	-
Net realized gain on investment transactions	(.07)	-
Total distributions	(.14)	-
Net asset value, end of period	$ 12.24	$ 11.25
Total Return (%)[d]	10.14**	12.50**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1
Ratio of expenses before expense reductions (%)	2.70*	4.22*
Ratio of expenses after expense reductions (%)	1.05*	1.05*
Ratio of net investment income (loss) (%)	.01*	.00e*
Portfolio turnover rate (%)	28*	51*

a For the six months ended March 31, 2004 (Unaudited).
b For the period from March 31, 2003 (commencement of operations) to September 30, 2003.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
e Amount is less than .01%.
* Annualized
** Not annualized
***Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Strategic Growth Fund (the "Fund") is a diversified series of Scudder Growth Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to March 1, 2004, Class C shares were offered with an initial sales charge. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Offering Costs. Offering costs of $78,595 were paid in connection with the offering of shares and were amortized over one year.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended March 31, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $1,427,872 and $1,232,555, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of .75% of the first $250,000,000 of the Fund's average daily net assets, 0.72% of the next $750,000,000 of such net assets, 0.70% of the next $1,500,000,000 of such net assets, 0.68% of the next $2,500,000,000 of such assets, 0.65% of the next $2,500,000,000 of such assets, 0.64% of the next $2,500,000,000 of such assets and 0.63% of the next $2,500,000,000 of such assets and 0.62% in excess of $12,500,000,000 computed and accrued daily and payable monthly.

In addition, for the six months ended March 31, 2004, the Advisor has contractually agreed to waive its fees or reimburse expenses to the extent necessary to maintain the annualized expenses of the Fund as follows:

Class A	1.30%
Class B	1.95%
Class C	1.95%
Institutional Class	1.05%

Accordingly, for the six months ended March 31, 2004, the Advisor waived all of its Advisory fee aggregating $36,580. In addition, the Advisor reimbursed $487 of other operating expenses of the Fund.

Accounting Fees. Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. The amount charged to the Fund by SFAC for accounting services aggregated $20,075, all of which was waived at March 31, 2004.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the shareholder service agent for the Fund. State Street Bank and Trust Company ("SSB") is the transfer agent and dividend paying agent for the Fund. Pursuant to a services agreement with SSB, SISC serves as "Shareholder Service Agent" and as such, performs all of SSB's duties as transfer agent and dividend paying agent. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Fund. For the six months ended March 31, 2004, the amount charged to the Fund by SISC aggregated $5,051, all of which was waived at March 31, 2004.

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of up to 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Not Imposed	Unpaid at March 31, 2004
Class B	$ 7,191	$ 7,191	-
Class C	7,504	7,504	-
	$ 14,695	$ 14,695	-

In addition, SDI provides information and administrative services ("Shareholder Servicing Fee") to Class A, B and C shareholders at an annual rate of 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2004, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Not Imposed	Unpaid at March 31, 2004
Class A	$ 5,523	$ 5,523	$ -
Class B	1,641	1,641	-
Class C	2,501	2,501	-
	$ 9,665	$ 9,665	$ -

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A and C shares for the six months ended March 31, 2004 aggregated $732 and $0, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2004, the CDSC for Class B and C shares aggregated $1,020 and $1, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended March 31, 2004, the Fund's custodian and transfer agent fees were reduced by $57 and $0, respectively under these arrangements.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2004		Year Ended September 30, 2003*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	72,793	$ 857,885	264,759	$ 2,881,339
Class B	14,369	169,561	95,261	997,350
Class C	22,067	259,713	97,650	1,015,268
Institutional Class	224	2,638	56,741	569,968
		$ 1,289,797		$ 5,463,925
Shares issued to shareholders in reinvestment of distributions
Class A	3,822	$ 45,253	-	$ -
Class B	1,237	14,633	-	-
Class C	1,131	13,379	-	-
Institutional Class	1,440	17,077	-	-
		$ 90,342		$ -
Shares redeemed
Class A	(43,693)	$ (534,060)	(10,105)	$ (116,700)
Class B	(11,597)	(138,930)	(765)	(9,004)
Class C	(12,438)	(146,512)	(1,216)	(13,317)
Institutional Class	(283)	(3,498)	-	-
		$ (823,000)		$ (139,021)
Net increase (decrease)
Class A	32,922	$ 369,078	314,654	$ 2,764,639
Class B	4,009	45,264	154,496	988,346
Class C	10,760	126,580	156,434	1,001,951
Institutional Class	1,381	16,217	116,741	569,968
		$ 557,139		$ 5,324,904
Initial Capital
Class A	-	$ -	60,000	$ 600,000
Class B	-	-	60,000	600,000
Class C	-	-	60,000	600,000
Institutional Class	-	-	60,000	600,000
		$ -		$ 2,400,000

* For the period from March 31, 2003 (commencement of operations) to September 30, 2003.

G. Cessation of Operations

On January 14, 2004, the Board of Trustees of the Fund approved the cessation of operations of the Fund effective April 30, 2004 (the ``Closing Date''). Accordingly, the Board has voted to redeem involuntarily the shares of any Fund shareholder outstanding at that time. This may be a taxable event for shareholders with the exception of those participating in a qualified defined contribution plan, defined benefit plan or other qualified retirement vehicle. In conjunction with approving the cessation of operations of the Fund, the Board approved closing the Fund to new investors effective as of the close of business on January 20, 2004.

H. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serve as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SCDAX	SCDBX	SCDCX	SCDIX
CUSIP Number	81115H-500	81115H-609	81115H-708	81115H-807
Fund Number	435	635	735	590

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial  Officers  concluded that the Registrant's
Disclosure  Controls and Procedures are effective based on the evaluation of the
Disclosure  Controls  and  Procedures  as of a date within 90 days of the filing date of this report.

Fund management has previously  identified a significant  deficiency relating to the  overall  fund  expense  payment and accrual  process.  This matter  relates primarily to a bill payment  processing  issue.  There was no material impact to shareholders,  fund net asset  value,  fund  performance  or the accuracy of any fund's  financial  statements.  Fund  management  discussed this matter with the
Registrant's Audit Committee and auditors,  instituted  additional procedures to enhance its internal controls and will continue to develop  additional  controls and redesign work flow to strengthen the overall control environment  associated with the processing and recording of fund expenses.

(b)  There  have been no  changes  in the  registrant's  internal  control  over financial  reporting that occurred  during the filing period that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Growth Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Strategic Growth Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------